Security Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Security Deposits [Abstract]
SECURITY DEPOSITS	NOTE 6 — SECURITY DEPOSITS As of March 31, 2025 and December 31, 2024, security deposits totaled $4,235, representing a refundable deposit paid to the landlord.	NOTE 6 — SECURITY DEPOSITS As of December 31, 2024 and 2023, security deposits totaled $4,235, consisting of a refundable deposit paid to the landlord.